UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22718

Two Roads Shared Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	7/31

Date of reporting period:	7/31/25

Item 1. Reports to Stockholders.

(a)

Hypatia Women CEO ETF

(WCEO) NYSE Arca, Inc.

Semi-Annual Shareholder Report - January 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Hypatia Women CEO ETF for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://www.wceoetf.com/. You can also request this information by contacting us at 1-888-338-3166.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hypatia Women CEO ETF	$46	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$7,504,541
Number of Portfolio Holdings	157
Advisory Fee	$25,483
Portfolio Turnover	22%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	100.0%
Rights	0.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
16.8%
Financials
15.9%
Industrials
15.3%
Consumer Discretionary
13.0%
Health Care
11.3%
Real Estate
6.8%
Materials
5.4%
Energy
5.6%
Communications
4.4%
Consumer Staples
3.5%
Utilities
2.1%
Liabilities in Excess of Other Assets
-0.1%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Utilities	2.1%
Consumer Staples	3.5%
Communications	4.4%
Energy	5.6%
Materials	5.4%
Real Estate	6.8%
Health Care	11.3%
Consumer Discretionary	13.0%
Industrials	15.3%
Financials	15.9%
Technology	16.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
International Seaways, Inc.	1.1%
Kinder Morgan, Inc.	1.1%
Occidental Petroleum Corporation	1.1%
Solaris Oilfield Infrastructure, Inc.	1.1%
Marathon Petroleum Corporation	1.1%
Arista Networks, Inc.	1.0%
Power Integrations, Inc.	1.0%
Insight Enterprises, Inc.	1.0%
CDW Corporation	1.0%
Flex Ltd.	1.0%

Material Fund Changes

No material changes occurred during the period ended January 31, 2026.

Hypatia Women CEO ETF

Semi-Annual Shareholder Report - January 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.wceoetf.com/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 013126-WCEO

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable

Item 6. Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)       Long Form Financial Statements

Hypatia Women CEO ETF
WCEO

Semi-Annual Financial Statements
& Additional Information

January 31, 2026

1-888-338-3166
www.hypatiacapital.com

The financial statements and additional information contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which contains information about the Fund’s investment objective, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in the Fund.

HYPATIA WOMEN CEO ETF
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 100.1%
	AEROSPACE & DEFENSE - 3.7%
381	ATI, Inc.(a)	$45,834
73	Curtiss-Wright Corporation	47,938
130	General Dynamics Corporation	45,642
391	National Presto Industries, Inc.	49,813
70	Northrop Grumman Corporation	48,458
495	Textron, Inc.	43,590
		281,275
	APPAREL & TEXTILE PRODUCTS - 1.2%
2,237	Levi Strauss & Company, Class A	44,472
366	Tapestry, Inc.	46,449
		90,921
	ASSET MANAGEMENT - 2.5%
1,142	Acadian Asset Management, Inc.	63,290
2,457	Franklin Resources, Inc.	65,405
817	Voya Financial, Inc.	62,631
		191,326
	AUTOMOTIVE - 0.7%
596	General Motors Company	50,064

	BANKING - 5.8%
940	1st Source Corporation	63,290
2,628	Alerus Financial Corporation	64,702
1,636	Amalgamated Financial Corporation	63,543
547	Citigroup, Inc.	63,293
2,312	Eagle Bancorp, Inc.	61,869
2,146	Hanmi Financial Corporation	57,019
1,121	US Bancorp	62,899
		436,615
	BEVERAGES - 0.4%
1,265	MGP Ingredients, Inc.	31,511

	BIOTECH & PHARMA - 5.1%
988	ACADIA Pharmaceuticals, Inc.(a)	24,828
74	Alnylam Pharmaceuticals, Inc.(a)	25,016

See accompanying notes to financial statements.

HYPATIA WOMEN CEO ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 100.1% (Continued)
	BIOTECH & PHARMA - 5.1% (Continued)
6,525	Arbutus Biopharma Corporation(a)	$26,948
1,583	Bicara Therapeutics, Inc.(a)	26,594
383	Halozyme Therapeutics, Inc.(a)	27,465
243	Jazz Pharmaceuticals PLC(a)	39,972
5,602	Recursion Pharmaceuticals, Inc., Class A(a)	23,472
6,166	SIGA Technologies, Inc.	41,313
56	United Therapeutics Corporation(a)	26,291
1,324	UroGen Pharma Ltd.(a)	25,964
57	Vertex Pharmaceuticals, Inc.(a)	26,784
3,505	Vir Biotechnology, Inc.(a)	26,077
331	Zoetis, Inc.	41,316
		382,040
	CABLE & SATELLITE - 0.6%
2,355	Sirius XM Holdings, Inc.	47,924

	CHEMICALS - 2.7%
2,457	AdvanSix, Inc.	38,919
2,664	Chemours Company (The)	39,933
951	DuPont de Nemours, Inc.	41,768
698	HB Fuller Company	41,950
121	Sherwin-Williams Company (The)	42,912
		205,482
	COMMERCIAL SUPPORT SERVICES - 1.2%
1,999	AMN Healthcare Services, Inc.(a)	42,579
660	UL Solutions, Inc., Class A	46,352
		88,931
	DATA CENTER REIT - 0.8%
71	Equinix, Inc.	58,287

	DIVERSIFIED INDUSTRIALS - 0.6%
50	Parker-Hannifin Corporation	46,792

	E-COMMERCE DISCRETIONARY - 1.2%
789	Etsy, Inc.(a)	41,785

See accompanying notes to financial statements.

HYPATIA WOMEN CEO ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 100.1% (Continued)
	E-COMMERCE DISCRETIONARY - 1.2% (Continued)
4,298	Figs, Inc., Class A(a)	$46,462
		88,247
	ELECTRIC UTILITIES - 1.3%
292	Alliant Energy Corporation	19,246
488	Avista Corporation	20,150
148	IDACORP, Inc.	19,653
1,305	PG&E Corporation	20,123
396	Portland General Electric Company	19,899
		99,071
	ELECTRICAL EQUIPMENT - 1.9%
831	Atmus Filtration Technologies, Inc.	48,173
427	nVent Electric PLC	47,935
516	Otis Worldwide Corporation	44,077
		140,185
	ENGINEERING & CONSTRUCTION - 0.6%
633	Exponent, Inc.	45,494

	ENTERTAINMENT CONTENT - 0.7%
6,502	Reservoir Media, Inc.(a)	49,090

	FOOD - 0.8%
1,150	BellRing Brands, Inc.(a)	28,601
848	Tootsie Roll Industries, Inc.	32,122
		60,723
	GAS & WATER UTILITIES - 0.8%
966	MDU Resources Group, Inc.	19,812
374	Middlesex Water Company	19,590
236	Southwest Gas Holdings, Inc.	19,546
		58,948
	HEALTH CARE FACILITIES & SERVICES - 3.2%
2,688	Acadia Healthcare Company, Inc.(a)	36,127
4,058	AdaptHealth Corporation(a)	40,783
3,162	Brookdale Senior Living, Inc.(a)	47,430
889	Centene Corporation(a)	38,511

See accompanying notes to financial statements.

HYPATIA WOMEN CEO ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 100.1% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 3.2% (Continued)
111	Elevance Health, Inc.	$38,377
403	GeneDx Holdings Corporation(a)	38,793
		240,021
	HEALTH CARE REIT - 0.8%
730	Ventas, Inc.	56,699

	HOME & OFFICE PRODUCTS - 0.6%
2,401	MillerKnoll, Inc.	48,212

	HOME CONSTRUCTION - 1.3%
1,509	Interface, Inc.	47,488
764	Taylor Morrison Home Corporation(a)	46,566
		94,054
	HOTEL REIT - 0.7%
7,392	RLJ Lodging Trust	54,923

	HOUSEHOLD PRODUCTS - 1.2%
281	Clorox Company (The)	31,694
9,468	Coty, Inc., Class A(a)	30,014
20,393	Olaplex Holdings, Inc.(a)	32,220
		93,928
	INDUSTRIAL SUPPORT SERVICES - 1.2%
1,536	Global Industrial Company	46,940
548	MSC Industrial Direct Company, Inc., Class A	46,218
		93,158
	INSTITUTIONAL FINANCIAL SERVICES - 0.8%
635	Nasdaq, Inc.	61,525

	INSURANCE - 6.8%
1,674	AMERISAFE, Inc.	62,959
1,425	Employers Holdings, Inc.	62,159
1,454	Horace Mann Educators Corporation	65,154
549	Jackson Financial, Inc.	65,287
1,540	Lincoln National Corporation	64,079

See accompanying notes to financial statements.

HYPATIA WOMEN CEO ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 100.1% (Continued)
	INSURANCE - 6.8% (Continued)
682	Principal Financial Group, Inc.	$64,599
301	Progressive Corporation (The)	62,608
1,894	Trupanion, Inc.(a)	60,589
		507,434
	INTERNET MEDIA & SERVICES - 1.8%
13,648	Bumble, Inc., Class A(a)	45,721
175	Expedia Group, Inc.	46,347
2,128	Upwork, Inc.(a)	42,624
		134,692
	LEISURE FACILITIES & SERVICES - 2.5%
1,573	Cracker Barrel Old Country Store, Inc.	47,379
779	Dutch Bros, Inc.(a)	42,370
2,986	Lindblad Expeditions Holdings, Inc.(a)	49,776
502	Planet Fitness, Inc., Class A(a)	45,702
		185,227
	MACHINERY - 1.2%
420	Federal Signal Corporation	45,398
464	Veralto Corporation	45,927
		91,325
	MEDICAL EQUIPMENT & DEVICES - 3.0%
1,836	Ceribell, Inc.(a)	37,840
151	Insulet Corporation(a)	38,627
290	Masimo Corporation(a)	39,826
502	Merit Medical Systems, Inc.(a)	40,708
2,437	SI-BONE, Inc.(a)	40,405
618	Twist Bioscience Corporation(a)	25,381
		222,787
	METALS & MINING - 2.1%
695	Freeport-McMoRan, Inc.	41,860
338	Newmont Corporation	37,974
5,130	SunCoke Energy, Inc.	40,322
1,694	USA Rare Earth, Inc.(a)	37,979
		158,135

See accompanying notes to financial statements.

HYPATIA WOMEN CEO ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 100.1% (Continued)
	OFFICE REIT - 0.7%
1,578	Kilroy Realty Corporation	$54,409

	OIL & GAS PRODUCERS - 3.9%
2,701	Kinder Morgan, Inc.	82,354
455	Marathon Petroleum Corporation	80,166
110	Murphy USA, Inc.	46,476
1,811	Occidental Petroleum Corporation	82,201
		291,197
	OIL & GAS SERVICES & EQUIPMENT - 1.1%
1,487	Solaris Oilfield Infrastructure, Inc.	82,068

	PUBLISHING & BROADCASTING - 0.7%
668	New York Times Company (The), Class A	48,971

	REAL ESTATE SERVICES - 0.8%
3,466	Cushman & Wakefield Ltd.(a)	56,981

	RENEWABLE ENERGY - 0.6%
2,411	Sunrun, Inc.(a)	45,809

	RESIDENTIAL REIT - 2.2%
877	Centerspace	56,365
878	Equity LifeStyle Properties, Inc.	55,463
222	Essex Property Trust, Inc.	55,915
		167,743
	RETAIL - CONSUMER STAPLES - 1.1%
1,864	Albertsons Companies, Inc., Class A	31,036
250	Five Below, Inc.(a)	47,910
		78,946
	RETAIL - DISCRETIONARY - 5.6%
493	Abercrombie & Fitch Company, Class A(a)	48,132
708	Best Buy Company, Inc.	46,091
231	Dick’s Sporting Goods, Inc.	46,662
1,247	La-Z-Boy, Inc.	45,403

See accompanying notes to financial statements.

HYPATIA WOMEN CEO ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 100.1% (Continued)
	RETAIL - DISCRETIONARY - 5.6% (Continued)
3,083	Sally Beauty Holdings, Inc.(a)	$46,923
70	Ulta Beauty, Inc.(a)	45,315
1,441	Valvoline, Inc.(a)	47,150
795	Victoria’s Secret & Company(a)	43,335
233	Williams-Sonoma, Inc.	47,683
		416,694
	RETAIL REIT - 0.8%
790	Regency Centers Corporation	57,567

	SEMICONDUCTORS - 1.9%
274	Advanced Micro Devices, Inc.(a)	64,864
1,686	Power Integrations, Inc.	77,455
		142,319
	SOFTWARE - 4.5%
2,121	Clear Secure, Inc., Class A	69,187
232	HubSpot, Inc.(a)	64,960
1,102	Life360, Inc.(a)	63,134
6,712	PagerDuty, Inc.(a)	71,147
920	Workiva, Inc.(a)	70,858
		339,286
	STEEL - 0.6%
128	Reliance, Inc.	42,176

	TECHNOLOGY HARDWARE - 3.8%
550	Arista Networks, Inc.(a)	77,958
2,437	Clearfield, Inc.(a)	72,549
1,176	Flex Ltd.(a)	74,135
4,389	NextNav, Inc.(a)	63,026
		287,668
	TECHNOLOGY SERVICES - 6.5%
267	Accenture PLC, Class A	70,392
182	Automatic Data Processing, Inc.	44,921
595	CDW Corporation	75,202
1,027	Fidelity National Information Services, Inc.	56,742

See accompanying notes to financial statements.

HYPATIA WOMEN CEO ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 100.1% (Continued)
	TECHNOLOGY SERVICES - 6.5% (Continued)
908	Insight Enterprises, Inc.(a)	$76,289
647	Parsons Corporation(a)	45,329
117	S&P Global, Inc.	61,751
389	WEX, Inc.(a)	59,867
		490,493
	TELECOMMUNICATIONS - 0.7%
5,641	Lumen Technologies, Inc.(a)	49,754

	TRANSPORTATION & LOGISTICS - 2.9%
1,395	International Seaways, Inc.	83,212
227	JB Hunt Transport Services, Inc.	46,017
8,908	JetBlue Airways Corporation(a)	43,382
436	United Parcel Service, Inc., Class B	46,312
		218,923
	TRANSPORTATION EQUIPMENT - 1.9%
83	Cummins, Inc.	48,042
929	Greenbrier Companies, Inc. (The)	46,840
1,739	Trinity Industries, Inc.	49,979
		144,861

	TOTAL COMMON STOCKS (Cost $7,003,279)	7,510,911

	RIGHTS — 0.0%
	MEDICAL EQUIPMENT & DEVICES - 0.0%
71	Blueprint Medicines Corporation – CVR (Cost $-)(a)	—

	TOTAL INVESTMENTS - 100.1% (Cost $7,003,279)	$7,510,911
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(6,370)
	NET ASSETS - 100.0%	$7,504,541

Ltd.	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

See accompanying notes to financial statements.

Hypatia Women CEO ETF
Statement of Assets and Liabilities (Unaudited)
January 31, 2026

ASSETS
Securities, at cost	$7,003,279
Securities, at fair value	$7,510,911
Cash	14,050
Receivable for securities sold	547,614
Receivable for capital shares	342,559
Dividends and interest receivable	3,237
TOTAL ASSETS	8,418,371

LIABILITIES
Payable for investments purchased	555,610
Payable for capital shares redeemed	341,124
Investment advisory fees payable	17,096
TOTAL LIABILITIES	913,830
NET ASSETS	$7,504,541

NET ASSETS CONSIST OF:
Paid in capital	$7,526,656
Accumulated deficit	(22,115)
NET ASSETS	$7,504,541

Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	220,000
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$34.11

See accompanying notes to financial statements.

Hypatia Women CEO ETF
Statement of Operations (Unaudited)
For the Six Months Ended January 31, 2026

INVESTMENT INCOME
Dividend Income	$51,566
Interest Income	185
TOTAL INVESTMENT INCOME	51,751

EXPENSES
Investment advisory fees	25,483
Custody overdraft fees	111
TOTAL EXPENSES	25,594
NET INVESTMENT INCOME	26,157

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) from:
Investments	(237,008)
In-kind redemptions	589,153
Realized gain from investments	352,145

Net change in unrealized appreciation of investments	304,693

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	656,838

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$682,995

See accompanying notes to financial statements.

Hypatia Women CEO ETF
Statements of Changes in Net Assets

	For the Six Months Ended	For the Year Ended
	January 31, 2026	July 31,
	(Unaudited)	2025
FROM OPERATIONS
Net investment income	$26,157	$34,611
Net realized gain from investments	352,145	207,895
Net change in unrealized appreciation/(depreciation) of investments	304,693	(245,237)
Net increase/(decrease) in net assets resulting from operations	682,995	(2,731)

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid	(40,147)	(34,762)
Net decrease in net assets resulting from distributions to shareholders	(40,147)	(34,762)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	3,987,154	4,898,501
Payments for shares redeemed	(2,302,763)	(3,079,481)
Net increase in net assets from shares of beneficial interest	1,684,391	1,819,020

TOTAL INCREASE IN NET ASSETS	2,327,239	1,781,527

NET ASSETS
Beginning of Year/Period	5,177,302	3,395,775
End of Year/Period	$7,504,541	$5,177,302

SHARE ACTIVITY
Shares Sold	120,000	160,000
Shares Redeemed	(70,000)	(100,000)
Net increase in shares of beneficial interest outstanding	50,000	60,000

See accompanying notes to financial statements.

Hypatia Women CEO ETF
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	For the Six Months Ended		Year Ended		Year Ended	Period* Ended
	January 31, 2026		July 31,		July 31,	July 31,
	(Unaudited)		2025		2024	2023
Net asset value, beginning of year/period	$30.45		$30.87		$27.39	$25.54
Activity from investment operations:
Net investment income (1)	0.14		0.25		0.30	0.18
Net realized and unrealized gain/(loss) on investments	3.73		(0.40)		3.44	1.67
Total from investment operations	3.87		(0.15)		3.74	1.85
Less distributions from:
Net investment income	(0.21)		(0.27)		(0.26)	—
Total distributions	(0.21)		(0.27)		(0.26)	—
Net asset value, end of year/period	$34.11		$30.45		$30.87	$27.39

Market price, end of year/period	$34.11		$30.43		$30.88	$27.37

Total return (2)	12.73%		(0.48	)% (3)	13.75%	7.24%

Market price total return	12.81%		(0.58)%		13.87%	7.17%

Net assets, end of year/period (000’s)	$7,505		$5,177		$3,396	$2,739

Ratio of expenses to average net assets	0.85	% (4)	0.85%		0.85%	0.85	% (4)
Ratio of net investment income
to average net assets	0.87	% (4)	0.84%		1.11%	1.26	% (4)
Portfolio Turnover Rate (5)	22	% (6)	91%		77%	51	% (6)

*	The inception date of Hypatia Women CEO ETF was January 6, 2023. Commencement of investment operations was January 9, 2023.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Calculated based on Net Asset Value. Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods of less than one year are not annualized.

(3)	Includes a reimbursement from an affiliate for a trading error. Without this reimbursement, the total return would have been (0.55)%.

(4)	Annualized.

(5)	Portfolio turnover rate excludes securities received or delivered from in kind transactions.

(6)	Not annualized.

See accompanying notes to financial statements.

Hypatia Women CEO ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)
January 31, 2026

1.	ORGANIZATION

The Hypatia Women CEO ETF (the “Fund”) is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The investment objective of the Fund is to provide capital appreciation.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Operating Segments - An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Trust. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last quoted sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at mean between the last bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board of Trustees (the “Board”). The Board has appointed the Fund’s Adviser as its valuation designee (the “Valuation Designee”) for all fair value determinations and responsibilities other than overseeing pricing service providers used by the Trust, including the Fund. This designation is subject to Board oversight and certain reporting and other requirements designed to facilitate the Board’s ability effectively to oversee the designee’s fair value determinations. The Valuation Designee may also enlist third party consultants such as a valuation specialist at a public accounting firm, a valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures approved by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures approved by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness

Hypatia Women CEO ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2026

of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Hypatia Women CEO ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2026

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of January 31, 2026 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$7,510,911	$—	$—	$7,510,911
Rights	—	—	—	—
Total Investments	$7,510,911	$—	$—	$7,510,911

*	Please refer to the Fund’s Schedule of Investments for industry classifications.

As of January 31, 2026, level 3 contingent value rights represented 0.0% of the Fund’s net assets. A reconciliation of level 3 investments, including certain disclosures related to significant inputs used in valuing level 3 investments, is therefore excluded.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Federal Income Taxes – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code (the “Code”) that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years ended July 31, 2023-July 31, 2024, or expected to be taken in the Fund’s July 31, 2025 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably expected that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties. Generally, tax authorities can examine tax returns filed for three years.

Distributions to Shareholders – Distributions from net investment income and net realized capital gains, if any, are declared and paid annually and are recorded on the ex-dividend date. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

Hypatia Women CEO ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2026

3.	PRINCIPAL INVESTMENT RISKS

The Fund’s investments in securities and financial instruments expose it to various risks, certain of which are discussed below. The Fund’s prospectus and statement of additional information include further information regarding the risks associated with the Fund’s investments which include, but are not limited to: active trading risk, authorized participant concentration risk, cash redemption risk, cybersecurity risk, ETF structure risk, equity securities risk, fluctuation of net asset value risk, foreign exposure risk, gap risk, geographic risk, index risk, information technology sector risk, large-cap and mega-cap securities risk, liquidity risk, management risk, market events risk, market risk, micro-cap companies risk, new adviser risk, new fund risk, non-correlation risk, portfolio turnover risk, REITs risk, regulatory risk, sector risk, securities lending risk, small- and mid-cap securities risk, valuation risk, volatility risk, and women CEO risk.

Market Risk. Overall market risk may affect the value of individual instruments in which the Fund invests. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, changes in interest rate levels, supply chain disruptions, sanctions, tariffs, the spread of infectious illness or other public health threats, lack of liquidity in the bond and other markets, volatility in the securities markets, adverse investor sentiment and political events affect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

Market Events Risk. There has been increased volatility, depressed valuations, decreased liquidity and heightened uncertainty in the financial markets during the past several years, including what was experienced in 2020. These conditions may continue, recur, worsen or spread. The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken steps to support financial markets, including by lowering interest rates to historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The U.S government and the Federal Reserve may, conversely, reduce market support activities, including by increasing interest rates. Such reductions, including interest rate increases, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests. Policy and legislative changes in the United States and in other countries may also contribute to decreased liquidity and increased volatility in the financial markets. The impact of these influences on the markets, and the practical implications for market participants, may not be fully known for some time.

ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to special risks. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” An investor may incur brokerage costs purchasing enough shares to constitute a Creation Unit. Trading in shares on the exchange on which the Fund is listed may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in

Hypatia Women CEO ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2026

shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. Shares may trade at a discount or premium to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses if the shares are sold at a price that is less than the price paid by the shareholder for the shares. There may be times when the market price and the NAV vary significantly. For example, in times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of the Fund’s shares and the Fund’s NAV. When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s NAV. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

Equity Securities Risk. The stock (i.e., equity) market can be volatile. Equity securities are susceptible to general market fluctuations, volatile increases and decreases in value as market confidence in and perceptions of their issuers change and unexpected trading activity among retail investors. The prices of stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Small- and Mid-Cap Securities Risk: The stocks of small and medium capitalization companies involve substantial risk. The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures. Small and medium-sized companies typically have less experienced management, limited markets, narrower product lines, more limited financial resources, and less publicly available information than larger companies. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Large- and Mega-Cap Securities Risk. The securities of large - and mega-capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities, such as changes in technology and consumer tastes. Large- and mega-market capitalization companies may be unable to attain or maintain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Non-Correlation Risk. The performance of the Fund and of the Hypatia Women CEO Index (the “Index”) may vary for a variety of reasons, including that the Fund may not always hold the same securities, or may not hold such securities in the same proportions or weightings, as the Index. Although the Fund will seek to maintain risk characteristics that the Adviser believes are generally similar to those of the Index, it is possible that the Fund’s performance may not correlate with the performance of the Index.

Women CEO Risk. The returns on a portfolio of securities that excludes companies that are not led by female Chief Executive Officers or that do not have an Executive Chairperson or Chairperson who is female, may trail the returns on a portfolio of securities that includes such companies. Investing only in a portfolio of securities that are led by female Chief Executive Officers or that have an Executive Chairperson or Chairperson who is female may affect the Fund’s exposure to certain types of investments and may adversely impact the Fund’s performance depending on whether such investments are in or out of favor in the market.

Hypatia Women CEO ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2026

Geographic Risk. The risk that if the Fund invests a significant portion of its total assets in certain issuers within the same geographic region, an adverse economic, business or political development or natural or other event, including war, terrorism, natural and environmental disasters, epidemics, pandemics and other public health crises, affecting that region may affect the value of the Fund’s investments more than if the investments were not so focused.

Index Risk. Because the Fund invests primarily in components of the Index, the Fund’s investments are subject to the risks associated with changes to the Index. The Fund will be negatively affected by general declines in the securities and asset classes represented in the Index. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to closely follow the Index. The Index Calculation Agent relies on third party data it believes to be reliable in constructing the Index, but it does not guarantee the accuracy or availability of any such third party data, and there is also no guarantee with respect to the accuracy, availability or timeliness of the production of the Index. In addition, the Fund is actively managed and does not track the Index and the Adviser’s investment approach may not produce the desired results and may cause the Fund to underperform the Index. In addition, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. These risks may be heightened during times of market volatility or other unusual market conditions.

Micro-Cap Companies Risk. Investments in micro-cap companies will be subject to the same risks as investments in small-cap companies. In addition, the securities of micro-cap companies may be particularly volatile in price, and such securities have significantly lower trading volumes than small-cap companies. As a result, the purchase or sale of more than a limited number of shares may affect its market price. Micro-cap companies may not have much publicly available information relative to larger companies. Micro-cap companies may have limited markets, financial resources, or product lines, may lack management depth, and may be more vulnerable to adverse business or market developments relative to larger companies.

New Adviser Risk. The Adviser has not previously managed an exchange-traded fund. Accordingly, investors in the Fund bear the risk that the Adviser’s inexperience may limit its effectiveness.

Sector Risk. If the Fund invests a significant portion of its total assets in certain issuers within the same economic sector, there is a risk that an adverse economic, business or political development or natural or other event, including war, terrorism, natural and environmental disasters, epidemics, pandemics and other public health crises, affecting that sector may affect the value of the Fund’s investments more than if the Fund’s investments were not so focused. While the Fund may not concentrate in any one industry, the Fund may invest without limitation in a particular sector.

Volatility Risk: The Fund’s investments may appreciate or decrease significantly in value over short periods of time. The value of an investment in the Fund’s portfolio may fluctuate due to events or factors that affect markets generally or that affect a particular investment, industry or sector. The value of an investment in the Fund’s portfolio may also be more volatile than the market as a whole. This volatility may affect the Fund’s net asset value per share, including by causing it to experience significant increases or declines in value over short periods of time. Events or financial circumstances affecting individual investments, industries or sectors may increase the volatility of the Fund.

Hypatia Women CEO ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2026

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities and in-kind transactions, for the six months ended January 31, 2026, amounted to $1,403,917 and $1,917,182, respectively. The cost of purchases and proceeds from the sale of securities for in-kind transactions, for the six months ended January 31, 2026, amounted to $3,963,570 and $1,790,101, respectively.

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisory Fees – Hypatia Capital Management LLC serves as the Fund’s investment adviser (the “Adviser”). Subject to the supervision of the Board, the Adviser is responsible for managing the Fund’s investments, executing transactions and providing related administrative services and facilities under an investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 0.85% of the average daily net assets of the Fund. The Fund’s management fee is a “unitary” fee that includes all operating expenses payable by a Fund, except for brokerage fees and commissions, taxes, borrowing costs (such as dividend expenses on securities sold short and interest), fees and expenses of other investment companies in which a Fund may invest, and such extraordinary or non-recurring expenses as may arise, including litigation expenses. For the six months ended January 31, 2026, the Fund incurred advisory fees in the amount of $25,483.

The Adviser has engaged Vident Advisory, LLC (the “Sub-Adviser”) to serve as the Fund’s sub-adviser. Under the supervision of the Adviser, the Sub-Adviser is responsible for trading portfolio securities for the Fund in accordance with instructions provided by the Adviser, and selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser. As compensation for the sub-advisory services the Sub-Adviser provides to the Fund, the Adviser will pay the Sub-Adviser 0.05% on the first $250 million in assets, 0.045% on the next $250 million in assets, and 0.04% on all assets exceeding $500 million, subject to an annual minimum of $29,000, pursuant to a sub-advisory agreement between the Adviser and Sub-Adviser with respect to the Fund (the “Sub-Advisory Agreement”). The fee paid to the Sub-Adviser by the Adviser will be paid from the Adviser’s management fee and is not an additional cost to the Fund.

The Trust, with respect to the Fund, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to Northern Lights Distributors, LLC (the “Distributor”) and other firms that provide distribution and shareholder services (“Service Providers”).

No distribution or service fees are currently paid by the Fund, and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Adviser pays UFS customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund or Adviser for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Adviser.

BluGiant, LLC (“BluGiant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Adviser.

Hypatia Women CEO ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2026

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at January 31, 2026, were as follows:

Cost for Federal Tax purposes	$7,120,936

Unrealized Appreciation	$664,444
Unrealized Depreciation	(274,469)
Tax Net Unrealized Appreciation	$389,975

7.	TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid for the fiscal year ended July 31, 2025, and July 31, 2024, were as follows:

	Fiscal Year Ended July 31, 2025	Fiscal Year Ended July 31, 2024
Ordinary Income	$34,762	$28,677
Long-Term Capital Gain	—	—
Return of Capital	—	—
	$34,762	$28,677

As of July 31, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$17,153	$—	$(437,141)	$(330,257)	$—	$85,282	$(664,963)

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and C-Corporation return of capital distributions.

Capital losses incurred after October 31 within the fiscal period are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $437,141.

At July 31, 2025, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

Short-Term	Long-Term	Total	CLCF Utilized
$269,418	$60,839	$330,257	$—

Hypatia Women CEO ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2026

Permanent book and tax differences, primarily attributable to tax adjustments for realized gain (loss) on in-kind redemptions, resulted in reclassifications for the Fund for the fiscal year ended July 31, 2025, as follows:

Paid In	Accumulated
Capital	Deficit
$681,317	$(681,317)

8.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at net asset value only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 10,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statements of Changes in Net Assets. For the six months ended January 31, 2026, the Fund received $2,500 in fixed fees. For the six months ended January 31, 2026, the Fund received $0 in variable fees.

The Transaction Fees for the Fund are listed in the table below:

Maximum Additional Variable Charge
Fixed Fee for In-Kind and Cash Purchases	for Cash Purchases
$500	2.00%*

*	As a percentage of the amount invested.

9.	NEW ACCOUNTING PRONOUNCEMENTS

In December 2023, the FASB issued Accounting Standards Update 2023 -09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Fund’s financial statements.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Hypatia Women CEO ETF
ADDITIONAL INFORMATION (Unaudited)
January 31, 2026

Changes in and Disagreements with Accountants

Not applicable

Proxy Disclosures

Not applicable

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Hypatia Capital Management LLC and Vident Advisory, LLC for the Hypatia Women CEO ETF

At a meeting held on December 11, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of Two Roads Shared Trust (the “Trust”), each of whom is not an “interested person” of the Trust (the “Independent Trustees” or the “Trustees”), as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered the renewal of (i) the investment advisory agreement (the “Advisory Agreement”) between Hypatia Capital Management LLC (“Hypatia” or the “Adviser”) and the Trust, on behalf of the Hypatia Women CEO ETF (the “Hypatia ETF” or the “Fund”) and (ii) the proposed investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”) among Vident Advisory, LLC (“Vident” or the “Sub-Adviser”), the Adviser and the Trust, on behalf of the Hypatia ETF.

In connection with the Board’s consideration of the Advisory Agreement and the Sub-Advisory Agreement, the Board received written materials in advance of the Meeting, which included information regarding: (i) the nature, extent, and quality of services provided to the Hypatia ETF by the Adviser and the Sub-Adviser; (ii) a description of the Adviser’s and the Sub-Adviser’s investment management and other personnel; (iii) an overview of the Adviser’s and the Sub-Adviser’s respective operations and financial condition; (iv) a description of the Adviser’s and the Sub-Adviser’s brokerage practices (including any soft dollar arrangements); (v) a comparison of the Fund’s advisory fee and estimated overall expenses with those of comparable mutual funds; (vi) the level of profitability from the Adviser’s and the Sub-Adviser’s fund-related operations; (vii) the Adviser’s and the Sub-Adviser’s compliance policies and procedures, including policies and procedures for personal securities transactions, business continuity and information security and (viii) information regarding the performance record of the Fund as compared to other mutual funds with similar investment strategies.

Throughout the process, including at the meeting, the Board had numerous opportunities to ask questions of and request additional materials and information from Hypatia and Vident. The Board was advised by, and met in executive sessions with, the Board’s independent legal counsel, and received a memorandum from such independent counsel regarding its responsibilities under applicable law. The Board also noted that the evaluation process with respect to the Adviser and the Sub-Adviser is an ongoing one and that in this regard, the Board took into account discussions with

Hypatia Women CEO ETF
ADDITIONAL INFORMATION (Unaudited)(Continued)
January 31, 2026

management and information provided to the Board at and between prior meetings with respect to the services provided by the Adviser and Sub-Adviser, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Adviser and the Sub-Adviser. The Board also took into account information furnished by Vident, and the factors considered by the Board, at the June 10, 2025 Meeting at which the Board approved the Sub-Advisory Agreement, including any updates thereto provided by Vident. The Board noted that the information received and considered by the Board in connection with the Meeting and throughout the year was both written and oral.

Matters considered by the Board in connection with its approval of the Advisory Agreement and Sub-Advisory Agreement with respect to the Hypatia ETF included, among others, the following:

Nature, Extent and Quality of Services. The Board reviewed materials provided by Hypatia related to the Advisory Agreement with respect to the Fund, including: the Advisory Agreement; a description of the manner in which investment decisions are made and executed; an overview of the personnel that perform services for the Fund and their background and experience; a review of the financial condition of the Adviser; information regarding risk management processes and liquidity management; the compliance policies and procedures of the Adviser, including its business continuity and cybersecurity policies and a code of ethics that contained provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b); information regarding Hypatia’s compliance and regulatory history; and an independent report prepared by Broadridge, an independent third party data provider, analyzing the fees and expenses of the Fund as compared to those of a peer group (the “Peer Group”) of other registered investment companies with similar investment strategies as selected by Broadridge.

The Board also noted that on a regular basis it received and reviewed information from the Trust’s CCO regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, which included evaluating the regulatory compliance systems of the Adviser. The Board noted the Trust’s CCO’s analysis that Hypatia’s compliance, risk management, and associated policies appeared to be operating effectively overall and that its policies and procedures were reasonably designed to prevent violations of federal securities laws. The Board also considered information with respect to the effectiveness of the Adviser’s cybersecurity and business continuity policies and procedures. The Board also considered the significant risks assumed by Hypatia in connection with the services provided to the Fund, including entrepreneurial risk and ongoing risks including investment, operational, enterprise, litigation, regulatory, and compliance risks with respect to the Fund.

The Board also considered that Hypatia acts as the investment adviser to the Fund and retains Vident to provide trading-related investment advice and services for the Fund. The Board considered the oversight and supervisory role performed by Hypatia with respect to Vident and Vident’s specific role and noted that Hypatia provided overall management and oversight of the Fund’s operations and expenses, competitor analysis, and compliance and operational support, among other services provided to the Fund.

Hypatia Women CEO ETF
ADDITIONAL INFORMATION (Unaudited)(Continued)
January 31, 2026

In considering the nature, extent and quality of services provided by the Adviser, the Board also took into account its knowledge, acquired through discussions and reports during the preceding year, of Hypatia’s management and the quality of the performance of their duties. The Board concluded that Hypatia had sufficient quality and depth of personnel and the skills, experience, and sophistication necessary to perform its duties under the Advisory Agreement and that the nature, extent, and overall quality of the services provided by Hypatia with respect to the Fund were satisfactory and reliable.

The Board reviewed materials provided by Vident related to the Sub-Advisory Agreement with the Trust with respect to the Fund, including: the Sub-Advisory Agreement; a description of Vident’s trading process; an overview of the personnel that would perform services for the Fund and their background and experience; a summary of the financial condition of the Sub-Adviser; the Sub-Adviser’s compliance policies and procedures, including its business continuity and cybersecurity policies and a code of ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b); information regarding risk management processes and liquidity management; an annual review of the operation of the Sub-Adviser’s compliance program; and information regarding the Sub-Adviser’s compliance and regulatory history.

The Board noted that the information received from the Trust’s CCO regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act included evaluations of the regulatory compliance systems of the Sub-Adviser. The Board noted the analysis by the Trust’s CCO that the Sub-Adviser’s compliance, risk management, and associated policies appeared to be operating effectively and that its policies and procedures were reasonably designed to prevent violations of federal securities laws.

In considering the nature, extent, and quality of the services provided by Vident in its capacity as a sub-adviser, the Board took into account its knowledge of Vident’s management and the quality of the performance of its duties as a sub-adviser, acquired through discussions and reports during the preceding year and in past years. The Board concluded that the management of Vident had sufficient quality and depth of personnel, resources, investment and trading methodologies, and compliance policies and procedures to perform their duties and that the nature, overall quality, and extent of the services to be provided by Vident with respect to the Fund were satisfactory and reliable.

Performance. In considering the Fund’s performance, the Board noted that it reviews information about the Fund’s performance results at its regularly scheduled meetings. Among other data, the Board considered the Fund’s performance as compared to a benchmark index and against the performance of its Peer Group and Morningstar category. The Board noted that while it found the data provided by the independent third-party generally useful, it recognized the data’s limitations, including in particular that data may vary depending on the date selected and that the results of the performance comparisons may vary depending on the selection of the Peer Group. The Board considered that Hypatia, the investment adviser of the Fund, rather than Vident, is responsible for the overall performance of the Fund. The Board also received discount/premium information with respect to the Fund.

Hypatia Women CEO ETF
ADDITIONAL INFORMATION (Unaudited)(Continued)
January 31, 2026

The Board considered, among other performance data, the performance of the Fund for the one-year and since inception periods ended September 30, 2025, as compared to the Fund’s Peer Group, its Morningstar category, and its benchmark index. The Board considered that the Fund had underperformed the median of each of its Peer Group and Morningstar category and a benchmark index for the one-year and since inception periods. The Board took into account Hypatia’s discussion of the Fund’s performance and noted the Fund’s overall improved performance, as well as its risk-adjusted return. The Board also noted that Hypatia was actively monitoring the performance of the Fund.

The Board also took into account the relatively short performance history of the Fund. The Board noted the Fund’s tracking error relative to the Hypatia Women CEO Index (the “Index”) and that the performance of the Index and the Fund may vary because, among other things, the Fund may not always hold the same securities or may not hold such securities in the same proportions or weightings, as the Index. The Board concluded that while any underperformance was being monitored, the overall performance was consistent with the investment strategy as described in the prospectus.

Fees and Expenses. Regarding the costs of the services provided by each of Hypatia and Vident with respect to the Fund, the Board considered, among other expense data, a comparison prepared by Broadridge of the Fund’s unitary fee and net operating expense ratio to those of the funds within the Peer Group and to the Fund’s Morningstar category. The Board noted that, while it found the data provided by the independent third-party generally useful, it recognized its limitations, including that there were potential differences in the investment strategies of the Fund relative to the funds in its Peer Group and in the level, quality, and nature of the services provided by Hypatia with respect to the Fund as compared with the level, quality, and nature of the services provided by the advisers to the funds in the Peer Group with respect to those funds.

The Board noted that, with respect to the Fund, Hypatia’s unitary fee was higher than the median management fee and median net expenses of its Peer Group and higher than the median management fee and median net expenses of its Morningstar category although not the highest. The Board took into account that the Adviser had agreed to a unitary fee whereby it pays most of the Fund’s operating expenses, including the Fund’s sub-advisory fee, exclusive of brokerage fees and commissions, taxes, borrowing costs (such as dividend expense on securities sold short and interest), fees, and expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation. The Board also took into account the allocation of a portion of the unitary fee to Vident and that the Adviser did not manage any other funds or accounts. The Board also considered the amount of the unitary fee retained by Hypatia, if any, and the services to be provided with respect to the Fund by Hypatia and Vident.

Based on the factors above, the Board concluded that the unitary advisory fee with respect to the Fund was not unreasonable.

With respect to the sub-advisory fees relating to the Fund, the Board considered that the Fund pays a unitary fee to Hypatia and that, in turn, Hypatia pays a portion of its fee to Vident. The Board noted that the sub-advisory fee rate had been negotiated between Hypatia and Vident at arms’-length, as well as the comparatively overall low level of the sub-advisory fee. In considering the level of the

Hypatia Women CEO ETF
ADDITIONAL INFORMATION (Unaudited)(Continued)
January 31, 2026

Fund’s sub-advisory fee, the Board also noted that Vident indicated that it does not manage any other accounts with a similar investment strategy. Based on the factors above, the Board concluded that the sub-advisory fee with respect to the Fund was not unreasonable.

Profitability. The Board considered the profitability of each of Hypatia and Vident with respect to the Fund and whether these profits were reasonable in light of the services provided to the Fund. The Board reviewed profitability analyses prepared by Hypatia and Vident and considered the total profits of each of Hypatia and Vident, respectively, from its relationship with the Fund, if any. The Board concluded that each of Hypatia’s and Vident’s profitability, if any, from its relationship with the Fund, after taking into account a reasonable allocation of costs, was not excessive.

Economies of Scale. The Board considered whether Hypatia or Vident would realize economies of scale with respect to the advisory or sub-advisory services provided to the Fund and whether fee levels reflected these economies of scale for the benefit of shareholders. The Board considered the profitability analyses included in the Board Materials and noted that the expenses of managing the Fund as a percentage of assets under management were expected to decrease as the Fund’s assets grew. The Board noted that the sub-advisory fee included breakpoints. The Board concluded that at the Fund’s current asset levels, economies of scale were not a consideration at this time and that it would revisit whether economies of scale exist in the future once the Fund had achieved sufficient size.

Other Benefits. The Board also considered the character and amount of other direct and incidental benefits to be received by Hypatia or Vident from its association with the Fund. The Board considered that neither Hypatia nor Vident believed it would receive any other direct, indirect, or ancillary material “fall-out” benefits from its relationship with the Fund, other than certain reputational benefits that may result from the relationship. The Board concluded that any such benefits are reasonable.

Conclusion. The Board, having requested and received such information from each of Hypatia and Vident as it believed reasonably necessary to evaluate the terms of the Advisory Agreement and Sub-Advisory Agreement with respect to the Fund and having been advised by independent counsel that it had appropriately considered and weighed all relevant factors, determined that approval of the Advisory Agreement and Sub-Advisory Agreement with respect to the Fund for an additional one-year term was in the best interests of the Fund and its shareholders.

In considering the renewal of the Advisory Agreement and Sub-Advisory Agreement with respect to the Fund, the Board considered a variety of factors, including those discussed above, and also considered other factors, including conditions and trends prevailing generally in the economy, the securities markets, and the industry. The Board did not identify any one factor as determinative, and each Independent Trustee may have weighed each factor differently. The Board’s conclusions may be based in part on its consideration of the advisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.

INVESTMENT ADVISER
Hypatia Capital Management LLC
430 Park Avenue, 19th Floor
New York, NY 10022

SUB-ADVISER
Vident Advisory, LLC
1125 Sanctuary Parkway, Suite 515
Alpharetta, GA 30009

ADMINISTRATOR
Ultimus Fund Solutions, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

/s/ James Colantino
By James Colantino
Principal Executive Officer,
Date: 4/7/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ James Colantino
By James Colantino
Principal Executive Officer
Date: 4/7/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Laura Szalyga
By Laura Szalyga
Principal Financial Officer
Date: 4/7/2026